FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number: 811-09174

AEGIS VALUE FUND, INC.

Address:
1100 NORTH GLEBE ROAD, SUITE 1040
ARLINGTON, VIRGINIA 22201

Name and address of agent for service:
Aegis Financial Corporation
1100 NORTH GLEBE ROAD, SUITE 1040
ARLINGTON, VIRGINIA 22201

Registrant telephone number: (703) 528-7788

Date of fiscal year end: August 31, 2006

Date of reporting period: July 1, 2005 - June 30, 2006

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT
OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY
AUTHORIZED.

Aegis Value Fund, Inc.

BY: /s/ William S. Berno
        President
        Aegis Value Fund, Inc.

Date:   August 31, 2006


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NOTES

UNLESS NOTED OTHERWISE:
1) All matters were proposed by the issuer.
2) Management recommended a vote for all issuer proposals.
3) Management recommended a vote against all shareholder proposals.

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ADAMS RESOURCES & ENERGY, INC. Annual Meeting
Meeting Date: 05/22/2006 for holders as of 04/03/2006
Exchange Ticker Symbol: AE
CUSIP: 006351-308
01. DIRECTOR(S):
Voted: For K.S. ADAMS, JR.
Voted: For F.T. WEBSTER
Voted: For E.C. REINAUER, JR.
Voted: For E. WIECK
Voted: For E.J. WEBSTER, JR.
Voted: For W.B. WIENER III
Voted: For R.B. ABSHIRE


AIR FRANCE Annual Meeting
Meeting Date: 07/12/2005 for holders as of 06/07/2005
Exchange Ticker Symbol: AKH
CUSIP: 009119- 108
Proposal(s):
O1 . APPROVAL OF CONSOLIDATED ACCOUNTS OF THE FISCAL YEAR ENDING ON 31ST MARCH 2005.
Voted: For This Proposal.
O2 . APPROVAL OF CORPORATE FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDING 31ST MARCH 2005.
Voted: For This Proposal.
O3 . ALLOCATION OF THE RESULTS FOR THE FISCAL YEAR ENDING ON
31ST MARCH 2005 AND DISTRIBUTION OF DIVIDEND.
Voted: For This Proposal.
O4 . AGREEMENTS COVERED IN ARTICLE L.225-38 OF THE FRENCH COMMERCIAL
CODE.
Voted: For This Proposal.
O5 . RATIFICATION OF A DIRECTOR'S COOPTATION.
Voted: For This Proposal.
O6 . CONTINUATION OF DELOITTE TOUCHE TOHMATSU MANDATED BY
DELOITTE ET ASSOCIES.
Voted: For This Proposal.
O7 . AUTHORIZATION TO BE GIVEN TO THE BOARD OF DIRECTORS TO ACT ON
THE COMPANY S SHARES.
Voted: For This Proposal.
O8 . AUTHORIZATION TO ISSUE BONDS AS A CONSEQUENCE OF MODIFICATIONS BROUGHT ABOUT BY ORDER NO2004-604 OF 24TH JUNE 2004.
Voted: For This Proposal.
E9 . DELEGATION OF AUTHORITY TO THE BOARD FOR THE PURPOSE OF ISSUING ORDINARY SHARES OF THE COMPANY WHILE KEEPING PREFERENTIAL
SUBSCRIPTION RIGHT OF SHAREHOLDERS.
Voted: For This Proposal.
E10 . DELEGATION OF AUTHORITY TO THE BOARD TO ISSUE ORDINARY SHARES
OF THE COMPANY WITH ELIMINATION OF THE SHAREHOLDERS' PREFERENTIAL RIGHT OF SUBSCRIPTION.
Voted: Against This Proposal.
E11 . DELEGATION OF AUTHORITY TO THE BOARD FOR THE PURPOSE OF AN INCREASE OF SHARE CAPITAL LIMITED TO 10% OF THE COMPANY S CAPITAL
FOR THE PURPOSE OF REMUNERATING AGREED CONTRIBUTIONS IN KIND TO THE COMPANY AND CONSISTING OF SECURITIES THAT GIVE ACCESS TO ANOTHER COMPANY S CAPITAL.
Voted: Against This Proposal.
E12 . ISSUING SECURITIES THAT GIVE THE RIGHT OF GRANTING OF SECURITIES AND WHICH DO NOT GIVE RISE TO AN INCREASE IN THE COMPANY S SHARE CAPITAL.
Voted: For This Proposal.
E13 . INCREASE IN SHARE CAPITAL BY INCORPORATING PREMIUMS, RESERVES, PROFITS OR OTHER AMOUNTS WHOSE CAPITALIZATION MAY BE ADMITTED.
Voted: For This Proposal.
E14 . INCREASE IN CAPITAL RESERVED TO THE SUBSCRIBERS TO A COMPANY
SAVINGS PLAN.
Voted: For This Proposal.
E15 . INCREASE THE AMOUNT OF THE INITIAL ISSUANCE, IN CASE OF ISSUANCE WITH UPHOLDING OR SUPPRESSION OF THE SHAREHOLDERS PREFERENTIAL SUBSCRIPTION RIGHT DECIDED UPON BY APPLICATION, RESPECTIVELY, OF THE NINTH AND TENTH RESOLUTIONS.
Voted: Against This Proposal.
E16 . APPROVAL TO GRANT TO THE BOARD AND OTHER PARTIES POWERS TO PERFORM ALL FORMALITIES REQUIRED AS A RESULT OF THE ADOPTION OF THE RESOLUTIONS.
Voted: For This Proposal.


ALLIANCE ONE INTERNATIONAL, INC. Annual Meeting
Meeting Date: 08/25/2005
Exchange Ticker Symbol: AOI
CUSIP: 018772- 103
DIRECTORS:
Voted: For all nominees.
For BRIAN J. HARKER
For NIGEL G. HOWARD
For JOSEPH L. LANIER, JR.
For WILLIAM S. SHERIDAN


AMERICAN PACIFIC CORPORATION Annual Meeting
Meeting Date: 03/07/2006 for holders as of 01/13/2006
Exchange Ticker Symbol: APFC
CUSIP: 028740-108
01.DIRECTOR(S):
Voted: Withhold  C. KEITH ROOKER
Voted: Withhold  FRED D. GIBSON, JR.
Voted: Withhold  BERLYN D. MILLER
02. TO APPROVE THE ADOPTION OF THE AMERICAN PACIFIC CORPORATION 2006 STOCK INCENTIVE PLAN.
Voted: Against This Proposal.
03. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE
COMPANY S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2006.
Voted: For This Proposal.


AMERIGO RESOURCES LTD. Annual Meeting
Meeting Date: 06/20/2006 for holders as of 05/02/2006
Exchange Ticker Symbol: ARGOF
CUSIP: 03074G-109
01. APPOINTMENT OF PRICEWATERHOUSECOOPERS, LLP AS AUDITORS OF THE
COMPANY
Voted: For This Proposal.
02. TO ELECT AS CLASS III DIRECTOR: STEVEN G. DEAN
Voted: For This Proposal.
03. TO ELECT AS CLASS III DIRECTOR: SIDNEY ROBINSON
Voted: For This Proposal.
04. TO CONSIDER AND, IF THOUGHT FIT, TO APPROVE AN ORDINARY RESOLUTION OF THE SHAREHOLDERS
AMENDING THE COMPANY S STOCK OPTION PLAN
Voted: Against This Proposal.
05. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE
MEETING.
Voted: Against This Proposal.


AMNET MORTGAGE, INC. Annual Meeting
Meeting Date: 08/10/2005 for holders as of 06/24/2005
Exchange Ticker Symbol: AMNT
CUSIP: 03169A- 108
DIRECTORS:
Voted: For all nominees.
For  ROBERT A. GUNST
For  KEITH A. JOHNSON
For  RICHARD T. PRATT


AMNET MORTGAGE, INC. Special Meeting
Meeting Date: 12/08/2005 for holders as of 11/02/2005
Exchange Ticker Symbol: AMNT
CUSIP: 03169A- 108
Proposal(s):
01. TO ADOPT THE AMENDED AND RESTATED AGREEMENT AND PLAN OF MERGER, DATED AS OF SEPTEMBER 13, 2005, BY AND AMONG WACHOVIA BANK, NATIONAL ASSOCIATION, A NATIONAL BANKING ASSOCIATION ORGANIZED UNDER THE LAWS OF THE UNITED STATES, PTI, INC., A DELAWARE CORPORATION AND A WHOLLY OWNED SUBSIDIARY OF WACHOVIA BANK, NATIONAL ASSOCIATION, AND AMNET, A MARYLAND CORPORATION.
Voted: Against This Proposal.
02. TO APPROVE ADJOURNMENTS OF THE SPECIAL MEETING IF DEEMED NECESSARY TO FACILITATE THE APPROVAL OF THE MERGER PROPOSAL, INCLUDING TO PERMIT THE SOLICITATION OF ADDITIONAL PROXIES IF
THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING
TO APPROVE THE MERGER PROPOSAL (PROPOSAL 1).
Voted: Against This Proposal.


AMPCO-PITTSBURGH CORPORATION Annual Meeting
Meeting Date: 04/26/2006 for holders as of 03/08/2006
Exchange Ticker Symbol: AP
CUSIP: 032037-103
01. DIRECTOR(S):
Voted: For ROBERT J. APPEL
Voted: For WILLIAM D. EBERLE
Voted: For PAUL A. GOULD
Voted: For ROBERT A. PAUL


AUDIOVOX CORPORATION Annual Meeting
Meeting Date: 05/25/2006 for holders as of 03/27/2006
Exchange Ticker Symbol: VOXX (Class A)
CUSIP: 050757-103
01. DIRECTOR(S):
Voted: For PAUL C. KREUCH, JR.
Voted: For DENNIS F. MCMANUS
Voted: For PETER A. LESSER
Voted: For JOHN J. SHALAM
Voted: For PATRICK M. LAVELLE
Voted: For CHARLES M. STOEHR
Voted: For PHILIP CHRISTOPHER
02. TO APPROVE THE 2006 STOCK COMPENSATION PLAN.
Voted: Against This Proposal.
03. TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS OUR
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
ENDING FEBRUARY 28, 2007.
Voted: For This Proposal.


AVISTA CORP. Annual Meeting
Meeting Date: 05/11/2006 for holders as of 03/10/2006
Exchange Ticker Symbol: AVA
CUSIP: 05379B-107
01. DIRECTOR(S):
Voted: For JOHN F. KELLY
Voted: For LURA J. POWELL, PH.D.
Voted: For HEIDI B. STANLEY
Voted: For R. JOHN TAYLOR
02. APPROVAL OF THE FORMATION OF A HOLDING COMPANY BY MEANS OF A
STATUTORY SHARE EXCHANGE WHEREBY EACH OUTSTANDING SHARE OF AVISTA
CORPORATION COMMON STOCK WOULD BE EXCHANGED FOR ONE SHARE OF
AVA FORMATION CORP. COMMON STOCK.
Voted: For This Proposal.
03. RATIFICATION OF THE APPOINTMENT OF THE FIRM OF
DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR 2006.
Voted: For This Proposal.


BASSETT FURNITURE INDUSTRIES, INC. Annual Meeting
Meeting Date: 02/28/2006 for holders as of 01/12/2006
Exchange Ticker Symbol: BSET
CUSIP: 070203-104
01. DIRECTOR(S):
Voted: For PETER W. BROWN, M.D.
Voted: For PAUL FULTON
Voted: For HOWARD H. HAWORTH
Voted: For G.W. HENDERSON, III
Voted: For DALE C. POND
Voted: For ROBERT H. SPILMAN, JR.
Voted: For DAVID A. STONECIPHER
Voted: For WILLIAM C. WAMPLER, JR.
Voted: For WILLIAM C. WARDEN, JR.
02. PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE
COMPANY S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING NOVEMBER 25, 2006.
Voted: For This Proposal.


BKF CAPITAL GROUP, INC. Annual Meeting
Meeting Date: 06/21/2006 for holders as of 05/23/2006
Exchange Ticker Symbol: BFK
CUSIP: 05548G-102
01. DIRECTOR(S):
Voted: For HARVEY J. BAZAAR
Voted: For RONALD LABOW
Voted: For KEITH MEISTER
Voted: For MARVIN L. OLSHAN
Voted: For DONALD H. PUTNAM
Voted: For KURT N. SCHACHT
Voted: For JOHN C. SICILIANO
02. TO RE-APPROVE THE COMPANY S INCENTIVE COMPENSATION PLAN.
Voted: For This Proposal.
03. TO RATIFY THE SELECTION OF GRANT THORNTON LLP AS INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY.
Voted: For This Proposal.


BOOKS-A-MILLION, INC. Annual Meeting
Meeting Date: 06/08/2006 for holders as of 04/10/2006
Exchange Ticker Symbol: BAMM
CUSIP: 098570-104
01. DIRECTOR(S):
Voted: For CLYDE B. ANDERSON
Voted: For RONALD G. BRUNO
Voted: For SANDRA B. COCHRAN
02. TO APPROVE THE FIRST AMENDMENT TO THE COMPANY S 2005 INCENTIVE
AWARD PLAN.
Voted: Against This Proposal.


BOWL AMERICA INCORPORATED Annual Meeting
Meeting Date: 12/06/2005 for holders as of 10/26/2005
Exchange Ticker Symbol: BWL.A (Class A)
CUSIP: 102565- 108
DIRECTORS:
Voted: For all nominees.
For  WARREN T. BRAHAM
For  ALLAN L. SHER


BOYKIN LODGING COMPANY Annual Meeting
Meeting Date: 06/01/2006 for holders as of 04/05/2006
Exchange Ticker Symbol: BOY
CUSIP: 103430-104
01. DIRECTOR(S):
Voted: For ALBERT T. ADAMS
Voted: For MARK J. NASCA
Voted: For ROBERT W. BOYKIN
Voted: For WILLIAM H. SCHECTER
Voted: For LEE C. HOWLEY, JR.
Voted: For IVAN J. WINFIELD
Voted: For JAMES B. MEATHE


CALIFORNIA FIRST NATIONAL BANCORP Annual Meeting
Meeting Date: 10/25/2005 for holders as of 09/23/2005
Exchange Ticker Symbol: CFNB
CUSIP: 130222- 102
DIRECTORS:
Voted: For all nominees.
For  PATRICK E. PADDON
For  GLEN T. TSUMA
For  MICHAEL H. LOWRY
For  HARRIS RAVINE
For  DANILO CACCIAMATTA


CERES GROUP, INC. Annual Meeting
Meeting Date: 05/16/2006 for holders as of 03/27/2006
Exchange Ticker Symbol: CERG
CUSIP: 156772-105
01. DIRECTOR(S):
Voted: For SUSAN F. CABRERA
Voted: For THOMAS J. KILIAN
Voted: For LYNN C. MILLER


CF INDUSTRIES HOLDINGS INC. Annual Meeting
Meeting Date: 05/10/2006 for holders as of 03/17/2006
Exchange Ticker Symbol: CF
CUSIP: 125269-100
01. DIRECTOR(S):
Voted: For DAVID R. HARVEY
Voted: For JOHN D. JOHNSON
02. TO RATIFY THE SELECTION OF KPMG LLP AS CF INDUSTRIES
HOLDINGS, INC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2006.
Voted: For This Proposal.


CPAC, INC. Annual Meeting
Meeting Date: 08/12/2005 for holders as of 06/17/2005
Exchange Ticker Symbol: CPAK
CUSIP: 126145- 101
DIRECTORS:
Voted: For all nominees.
For  THOMAS N. HENDRICKSON
For  THOMAS J. WELDGEN
For  ROBERT OPPENHEIMER
For  JEROLD L. ZIMMERMAN
For  STEPHEN J. CARL
For  JOSE J. CORONAS
For  JOHN R. PRANN, JR.
For  WILLIAM M. CARPENTER
Proposal(s):
02. PROPOSAL TO RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS OF PRICEWATERHOUSECOOPERS, LLP AS INDEPENDENT AUDITORS OF THE COMPANY FOR ITS FISCAL YEAR ENDING MARCH 31, 2006.
Voted: For This Proposal.
03. PROPOSAL THAT THE BOARD OF DIRECTORS ARRANGE FOR PROMPT SALE OF COMPANY TO HIGHEST BIDDER.
Voted: For This Proposal.


DELTA APPAREL, INC. Annual Meeting
Meeting Date: 11/10/2005 for holders as of 09/16/2005
Exchange Ticker Symbol: DLA
CUSIP: 247368-103
DIRECTORS:
Voted: For all nominees.
For  D. S. FRASER
For  W. F. GARRETT
For  R. W. HUMPHREYS
For  M. LENNON
For  E. E. MADDREY II
For  P. MAZZILLI
For  B. A. MICKEL
For  D. PETERSON
Proposal(s):
02 . PROPOSAL TO RATIFY SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF DELTA APPAREL, INC. FOR FISCAL YEAR 2006.
Voted: For This Proposal.


DELTA WOODSIDE INDUSTRIES, INC. Annual Meeting
Meeting Date: 11/01/2005 for holders as of 09/14/2005
Exchange Ticker Symbol: DLWI
CUSIP: 247909- 203
DIRECTORS:
Voted: For all nominees.
For  MR. J.P. DANAHY
For  MR. W.F. GARRETT
For  MR. C.C. GUY
For  MR. M. HARMON
For  MR. M. LENNON
For  MR. E.E. MADDREY, II
For  MR. B.A. MICKEL
Proposal(s):
02 . PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS THE INDEPENDENT AUDITORS OF DELTA WOODSIDE INDUSTRIES, INC. FOR FISCAL YEAR 2006.
Voted: For This Proposal.


DILLARD'S, INC. Annual Meeting
Meeting Date: 05/20/2006 for holders as of 03/31/2006
Exchange Ticker Symbol: DDS
CUSIP: 254067-101
01. DIRECTOR(S):
Voted: Withhold  ROBERT C. CONNOR
Voted: Withhold  WILL D. DAVIS
Voted: Withhold  JOHN PAUL HAMMERSCHMIDT
Voted: Withhold  PETER R. JOHNSON
02. RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF
DELOITTE & TOUCHE LLP AS THE INDEPENDENT PUBLIC ACCOUNTANTS OF THE COMPANY FOR 2006.
Voted: For This Proposal.


DOMINION HOMES, INC. Annual Meeting
Meeting Date: 05/10/2006 for holders as of 03/21/2006
Exchange Ticker Symbol: DHOM
CUSIP: 257386-102
01. DIRECTOR(S):
Voted: For ROBERT R. MCMASTER
Voted: For DONALD A. BORROR
Voted: For DAVID S. BORROR
Voted: For R. ANDREW JOHNSON
Voted: For CARL A. NELSON, JR.
02. APPROVAL OF AMENDMENTS TO THE DOMINION HOMES, INC. AMENDED AND RESTATED 2003 STOCK OPTION AND INCENTIVE EQUITY PLAN AS SET FORTH IN THE 2006 NOTICE OF ANNUAL MEETING OF SHAREHOLDERS.
Voted: Against This Proposal.


DUCKWALL-ALCO STORES, INC. Annual Meeting
Meeting Date: 05/23/2006 for holders as of 04/07/2006
Exchange Ticker Symbol: DUCK
CUSIP: 264142-100
01. DIRECTOR(S):
Voted: For WARREN H. GFELLER
Voted: For DENNIS A. MULLIN
Voted: For LOLAN C. MACKEY
Voted: For JEFFREY MACKE
Voted: For ROBERT L. RING
Voted: For DENNIS E. LOGUE
02. THE APPROVAL OF THE DUCKWALL-ALCO STORES, INC. NON-QUALIFIED STOCK OPTION PLAN FOR NON-MANAGEMENT DIRECTORS.
Voted: Against This Proposal.
03. RATIFICATION OF KPMG LLP AS INDEPENDENT ACCOUNTANTS FOR THE COMPANY.
Voted: For This Proposal.


ENESCO GROUP, INC. Annual Meeting
Meeting Date: 05/17/2006 for holders as of 03/21/2006
Exchange Ticker Symbol: ENC
CUSIP: 292973-104
01. DIRECTOR(S):
Voted: Withhold  DONNA BROOKS LUCAS
Voted: Withhold  LEONARD A. CAMPANARO
Voted: Withhold  CYNTHIA PASSMORE
02. TO APPROVE THE AMENDMENT AND RESTATEMENT OF THE 1996 LONG-TERM
INCENTIVE PLAN.
Voted: Against This Proposal.
03. TO RATIFY THE APPOINTMENT OF KPMG LLP AS ENESCO'S INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM FOR YEAR ENDING DECEMBER 31, 2006.
Voted: For This Proposal.


HAGGAR CORP. Special Meeting
Meeting Date: 11/01/2005 for holders as of 09/29/2005
Exchange Ticker Symbol: HGGR
CUSIP: 405173- 105
Proposal(s):
01 . APPROVAL AND ADOPTION OF THE AGREEMENT AND PLAN OF MERGER, DATED AUGUST 31, 2005, AMONG HAGGAR CORP., TEXAS CLOTHING HOLDING CORP. AND NEVADA CLOTHING ACQUISITION CORP.
Voted: For This Proposal.
02 . APPROVAL OF THE ADJOURNMENT OR POSTPONEMENT OF THE SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE MEETING TO APPROVE AND ADOPT THE AGREEMENT AND PLAN OF MERGER.
Voted: For This Proposal.
03 . AUTHORIZATION OF THE PROXIES TO VOTE ON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE SPECIAL MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.
Voted: Against This Proposal.


HEAD N.V. Annual Meeting
Meeting Date: 05/24/2006 for holders as of 04/17/2006
Exchange Ticker Symbol: HED
CUSIP: 422070-102
03. TO ADOPT THE DUTCH STATUTORY ANNUAL ACCOUNTS FOR THE FINANCIAL YEAR ENDED 31 DECEMBER 2005.
Voted: For This Proposal.
4A. TO DISCHARGE EACH MEMBER OF THE BOARD OF MANAGEMENT FROM LIABILITY IN RESPECT OF ACTS AND OMISSIONS.
Voted: For This Proposal.
4B. TO DISCHARGE EACH MEMBER OF THE SUPERVISORY BOARD FROM LIABILITY
IN RESPECT OF ACTS AND OMISSIONS.
Voted: For This Proposal.
05. TO EXTEND THE AUTHORITY OF THE BOARD OF MANAGEMENT TO REPURCHASE SHARES FOR A MAXIMUM OF 30% OF THE ISSUED SHARE CAPITAL.
Voted: For This Proposal.
6A. TO CANCEL ORDINARY SHARES WHICH HAVE BEEN REPURCHASED BY THE COMPANY FOR A MAXIMUM OF 30% OF THE ISSUED SHARE CAPITAL.
Voted: For This Proposal.
6B. TO AMEND THE ARTICLES OF ASSOCIATION TO REDUCE THE AUTHORISED
SHARE CAPITAL OF THE COMPANY.
Voted: For This Proposal.
07. TO EXTEND THE DESIGNATION OF THE BOARD OF MANAGEMENT AS THE CORPORATE BODY AUTHORISED TO ISSUE SHARES.
Voted: For This Proposal.
08. TO EXTEND THE DESIGNATION OF THE BOARD OF MANAGEMENT TO LIMIT OR EXCLUDE THE RIGHT OF PRE-EMPTION OF HOLDERS OF ORDINARY SHARES.
Voted: Against This Proposal.
9A. TO AMEND THE ARTICLES OF ASSOCIATION TO FIRSTLY INCREASE THE NOMINAL VALUE OF THE SHARES FROM EURO 0.20 TO EURO 0.45.
Voted: For This Proposal.
9B. TO AMEND THE ARTICLES OF ASSOCIATION TO SUBSEQUENTLY REDUCE THE NOMINAL VALUE OF THE SHARES FROM EURO 0.45 TO EURO 0.20.
Voted: For This Proposal.


HORIZON GROUP PROPERTIES, INC. Annual Meeting
Meeting Date: 06/19/2006 for holders as of 05/22/2006
Exchange Ticker Symbol: HGPI
CUSIP: 44041U-102
01. DIRECTOR(S):
Voted: For GOVERNOR JIM EDGAR


HORIZON OFFSHORE, INC. Annual Meeting
Meeting Date: 09/13/2005 for holders as of 08/09/2005
Exchange Ticker Symbol: HOFF
CUSIP: 44043J- 105
DIRECTORS:
Voted: To withhold authority from all nominees.
Withhold CHARLES O. BUCKNER
Withhold JOHN T. MILLS
Withhold KEN R. LESUER
Withhold DAVID W. SHARP
Withhold RAYMOND L. STEELE
Withhold JOHN T. MILLS
Proposal(s):
01 . AN AMENDMENT TO THE COMPANY'S CERTIFICATE OF INCORPORATION TO ELECT ALL DIRECTORS ANNUALLY FOR ONE YEAR TERMS.
Voted: For This Proposal.
03 . AN AMENDMENT TO THE COMPANY'S CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF THE COMPANY'S COMMON STOCK FROM 100 MILLION TO 1.5 BILLION.
Voted: Against This Proposal.
04 . AN AMENDMENT TO THE COMPANY'S CERTIFICATE OF INCORPORATION TO REDUCE THE PAR VALUE OF THE COMPANY'S COMMON AND PREFERRED STOCK
FROM $1.00 PER SHARE TO $0.001 PER SHARE.
Voted: For This Proposal.
05 . AN AMENDMENT TO THE COMPANY'S CERTIFICATE OF INCORPORATION TO ELIMINATE ALL SUPERMAJORITY VOTE REQUIREMENTS.
Voted: For This Proposal.
06 . APPROVAL OF THE COMPANY'S 2005 STOCK INCENTIVE PLAN.
Voted: Against This Proposal.
07 . RATIFICATION OF THE SELECTION OF GRANT THORNTON LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2005.
Voted: For This Proposal.


IDT CORPORATION Annual Meeting
Meeting Date: 12/15/2005 for holders as of 10/21/2005
Exchange Ticker Symbol: IDT (Class B)
CUSIP: 448947- 309
DIRECTORS:
Voted: For all nominees.
For  J. WARREN BLAKER
For  STEPHEN R. BROWN
For  JAMES A. COURTER
For  SLADE GORTON
For  MARC E. KNOLLER
Proposal(s):
02 . APPROVAL OF THE COMPANY'S 2005 STOCK OPTION AND INCENTIVE PLAN, WHICH PROVIDES, AMONG OTHER THINGS, FOR THE AWARDING OF UP TO 2,500,000 SHARES OF CLASS B COMMON STOCK OF THE COMPANY.
Voted: Against This Proposal.
03 . APPROVAL OF THE GRANTS OF SHARES OF RESTRICTED CLASS B COMMON STOCK OF THE COMPANY AND THE GRANTS OF OPTIONS TO PURCHASE SHARES OF THE CLASS B COMMON STOCK OF THE COMPANY TO CERTAIN OFFICERS AND DIRECTORS OF THE COMPANY.
Voted: Against This Proposal.
04 . RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP, AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JULY 31, 2006.
Voted: For This Proposal.


IMPERIAL SUGAR COMPANY Annual Meeting
Meeting Date: 01/31/2006 for holders as of 12/07/2005
Exchange Ticker Symbol: IPSU
CUSIP: 453096- 208
DIRECTORS:
Voted: For all nominees.
For  ROBERT J. MCLAUGHLIN
For  ROBERT A. PEISER
For  JOHN K. SWEENEY
For  DAVID C. MORAN
Proposal(s):
02 . PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS
THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR ITS FISCAL YEAR ENDING SEPTEMBER 30, 2006.
Voted: For This Proposal.
03 . SHAREHOLDER PROPOSAL REGARDING COMPENSATION FOR THE CHIEF EXECUTIVE OFFICER AND CERTAIN OTHER EXECUTIVE OFFICERS.
Voted: Against This Proposal.


INTERNATIONAL ALUMINUM CORPORATION Annual Meeting
Meeting Date: 10/27/2005 for holders as of 09/07/2005
Exchange Ticker Symbol: IAL
CUSIP: 458884- 103
DIRECTORS:
Voted: For all nominees.
For  CORNELIUS C. VANDERSTAR
For  JOHN P. CUNNINGHAM
For  ALEXANDER L. DEAN
For  DAVID C. TREINEN
For  JOEL F. MCINTYRE
For  RONALD L. RUDY
For  NORMA A. PROVENCIO
Proposal(s):
02 . PROPOSAL TO RATIFY SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT AUDITORS OF THE CORPORATION
Voted: For This Proposal.


INTERNATIONAL SHIPHOLDING CORPORATION Annual Meeting
Meeting Date: 04/26/2006 for holders as of 02/28/2006
Exchange Ticker Symbol: ISH
CUSIP: 460321-201
01. DIRECTOR(S):
Voted: For NIELS W. JOHNSEN
Voted: For ERIK F. JOHNSEN
Voted: For NIELS M. JOHNSEN
Voted: For ERIK L. JOHNSEN
Voted: For HAROLD S. GREHAN, JR.
Voted: For EDWIN LUPBERGER
Voted: For RAYMOND V. O'BRIEN, JR.
Voted: For EDWARD K. TROWBRIDGE
Voted: For H. MERRITT LANE, III
02. PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP, CERTIFIED PUBLIC ACCOUNTANTS, AS THE INDEPENDENT AUDITORS FOR THE CORPORATION FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.
Voted: For This Proposal.


LODGIAN, INC. Annual Meeting
Meeting Date: 04/27/2006 for holders as of 03/10/2006
Exchange Ticker Symbol: LGN
CUSIP: 54021P-403
01. DIRECTOR(S):
Voted: For SEAN F. ARMSTRONG
Voted: For RUSSEL S. BERNARD
Voted: For STEWART J. BROWN
Voted: For STEPHEN P. GRATHWOHL
Voted: For DR. SHERYL E. KIMES
Voted: For KEVIN C. MCTAVISH
Voted: For EDWARD J. ROHLING
Voted: For ALEX R. LIEBLONG
02. APPROVAL OF THE LODGIAN, INC. EXECUTIVE INCENTIVE PLAN (COVERING THE YEARS 2006 - 2008).
Voted: Against This Proposal.
03. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT PUBLIC AUDITORS.
Voted: For This Proposal.


LQ CORPORATION, INC. Annual Meeting
Meeting Date: 12/06/2005 for holders as of 10/28/2005
Exchange Ticker Symbol: LQCI
CUSIP: 50213T- 104
DIRECTORS:
Voted: For all nominees.
For  STEVEN BERNS
For  WILLIAM J. FOX
For  STEPHEN LIGUORI
For  MICHAEL A. MCMANUS, JR.
For  JAMES A. MITAROTONDA
Proposal(s):
02 . PROPOSAL TO RATIFY THE APPOINTMENT OF ROTHSTEIN, KASS & COMPANY, P.C. AS INDEPENDENT ACCOUNTANTS OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005
Voted: For This Proposal.


LUBY'S, INC. Annual Meeting
Meeting Date: 01/19/2006 for holders as of 12/01/2005
Exchange Ticker Symbol: LUB
CUSIP: 549282- 101
DIRECTORS:
Voted: For all nominees.
For  J.S.B. JENKINS
For  HARRIS J. PAPPAS
For  JOE C. MCKINNEY
Proposal(s):
02 . PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT PUBLIC ACCOUNTANTS OF THE CORPORATION.
Voted: For This Proposal.
03 . PROPOSAL OF THE COMPANY TO APPROVE THE AMENDMENT AND RESTATEMENT OF THE INCENTIVE STOCK PLAN.
Voted: Against This Proposal.
04 . NONBINDING SHAREHOLDER PROPOSAL TO DECLASSIFY ELECTIONS OF
DIRECTORS.
Voted: For This Proposal.


MAIR HOLDINGS, INC. Annual Meeting
Meeting Date: 03/09/2006 for holders as of 02/01/2006
Exchange Ticker Symbol: MAIR
CUSIP: 560635-104
01. DIRECTOR(S):
Voted: For DONALD E. BENSON
Voted: For CARL R. POHLAD
02. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
FISCAL YEAR ENDING MARCH 31, 2006.
Voted: For This Proposal.


MEDALLION FINANCIAL CORP. Annual Meeting
Meeting Date: 06/16/2006 for holders as of 04/21/2006
Exchange Ticker Symbol: TAXI
CUSIP: 583928-106
01. DIRECTOR(S):
Voted: For STANLEY KREITMAN
Voted: For FREDERICK A. MENOWITZ
Voted: For DAVID L. RUDNICK
02. PROPOSAL TO APPROVE THE ADOPTION OF THE COMPANY'S 2006 NON-EMPLOYEE DIRECTOR STOCK OPTION PLAN.
Voted: Against This Proposal.
03. PROPOSAL TO APPROVE THE ADOPTION OF THE COMPANY'S 2006 EMPLOYEE STOCK OPTION PLAN.
Voted: Against This Proposal.


MERISTAR HOSPITALITY CORPORATION Special Meeting
Meeting Date: 04/27/2006 for holders as of 03/17/2006
Exchange Ticker Symbol: MHX
CUSIP: 58984Y-103
01. APPROVAL OF THE MERGER OF MERISTAR HOSPITALITY CORPORATION WITH AND INTO ALCOR ACQUISITION LLC AND THE OTHER TRANSACTIONS CONTEMPLATED BY THE AGREEMENT AND PLAN OF MERGER, DATED AS OF FEBRUARY 20, 2006, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.
Voted: For This Proposal.


MI DEVELOPMENTS INC. Annual Meeting
Meeting Date: 05/03/2006 for holders as of 03/15/2006
Exchange Ticker Symbol: MIM
CUSIP: 55304X-104
A. IN RESPECT OF THE ELECTION OF JOHN BARNETT, BARRY BYRD, NEIL DAVIS, PHILIP FRICKE, MANFRED JAKSZUS, DENNIS MILLS, JOHN SIMONETTI, FRANK STRONACH, FRANK VASILKIOTI AND JUDSON WHITESIDE AS DIRECTORS;
Voted: Withhold This Proposal.
B. IN RESPECT OF THE RE-APPOINTMENT OF ERNST & YOUNG LLP AS THE
AUDITOR OF THE CORPORATION BASED ON THE RECOMMENDATION OF THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS AND AUTHORIZING THE AUDIT
COMMITTEE TO FIX THE AUDITOR'S REMUNERATION.
Voted: For This Proposal.


MIRANT CORPORATION Annual Meeting
Meeting Date: 05/09/2006 for holders as of 03/24/2006
Exchange Ticker Symbol: MIR
CUSIP: 60467R-100
01. DIRECTOR(S):
Voted: For THOMAS W. CASON
Voted: For A.D. (PETE) CORRELL
Voted: For TERRY G. DALLAS
Voted: For THOMAS H. JOHNSON
Voted: For JOHN T. MILLER
Voted: For EDWARD R. MULLER
Voted: For ROBERT C. MURRAY
Voted: For JOHN M. QUAIN
Voted: For WILLIAM L. THACKER
02. RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITOR
FOR 2006
Voted: For This Proposal.


NATHAN'S FAMOUS, INC. Annual Meeting
Meeting Date: 09/15/2005 for holders as of 07/18/2005
Exchange Ticker Symbol: NATH
CUSIP: 632347- 100
DIRECTORS:
Voted: For all nominees.
For  ROBERT J. EIDE
For  ERIC GATOFF
For  BRIAN S. GENSON
For  BARRY LEISTNER
For  HOWARD M. LORBER
For  WAYNE NORBITZ
For  DONALD L. PERLYN
For  A.F. PETROCELLI
For  CHARLES RAICH


NATIONAL PRESTO INDUSTRIES, INC. Annual Meeting
Meeting Date: 10/18/2005 for holders as of 08/10/2005
Exchange Ticker Symbol: NPK
CUSIP: 637215- 104
DIRECTORS:
Voted: For all nominees.
For  JAMES F. BARTL
For  JOSEPH G. STIENESSEN
Proposal(s):
02 . PROPOSAL TO AMEND ARTICLE 6 (A) OF THE RESTATED ARTICLES OF
INCORPORATION.
Voted: For This Proposal.


NATIONAL PRESTO INDUSTRIES, INC. Annual Meeting
Meeting Date: 05/16/2006 for holders as of 03/08/2006
Exchange Ticker Symbol: NPK
CUSIP: 637215-104
01. DIRECTOR(S):
Voted: Withhold  MARYJO COHEN
02. PROPOSAL TO AUTHORIZE THE BOARD OF DIRECTORS AND OFFICERS OF THE COMPANY TO ENTER INTO ANY TRANSACTION, OR SERIES OF TRANSACTIONS, THE EFFECT OF WHICH MIGHT BE DEEMED UNDER SECTION 13 OF THE INVESTMENT COMPANY ACT OF 1940 TO CHANGE THE NATURE OF THE BUSINESS OF THE COMPANY SO AS TO CEASE TO BE AN INVESTMENT COMPANY.
Voted: Abstain This Proposal.


NATIONAL R.V. HOLDINGS, INC. Annual Meeting
Meeting Date: 12/09/2005 for holders as of 11/01/2005
Exchange Ticker Symbol: NVH
CUSIP: 637277- 104
DIRECTORS:
Voted: For all nominees.
For  BRADLEY C. ALBRECHTSEN
Proposal(s):
02 . PROPOSAL TO RATIFY AND APPROVE THE SELECTION BY THE BOARD OF
DIRECTORS OF SWENSON ADVISORS, LLP, AS THE COMPANY'S INDEPENDENT
PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005.
Voted: For This Proposal.


NORTHERN ORION RESOURCES INC. Annual Meeting
Meeting Date: 06/13/2006 for holders as of 05/12/2006
Exchange Ticker Symbol: NTO
CUSIP: 665575-106
01. TO DETERMINE THE NUMBER OF DIRECTORS AT SIX (6).
Voted: For This Proposal.
02. DIRECTOR(S):
Voted: For DAVID COHEN
Voted: For ROBERT CROSS
Voted: For JOHN K. BURNS
Voted: For ROBERT GAYTON
Voted: For MICHAEL BECKETT
Voted: For RICHARD KNIGHT
03. TO APPOINT DELOITTE & TOUCHE LLP AS AUDITORS OF THE COMPANY.
Voted: For This Proposal.
04. TO AUTHORIZE THE DIRECTORS TO FIX THE AUDITORS' REMUNERATION.
Voted: For This Proposal.
05. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE
MEETING.
Voted: Against This Proposal.


OLYMPIC STEEL, INC. Annual Meeting
Meeting Date: 04/27/2006 for holders as of 03/01/2006
Exchange Ticker Symbol: ZEUS
CUSIP: 68162K-106
01. DIRECTOR(S):
Voted: For DAVID A. WOLFORT
Voted: For RALPH M. DELLA RATTA
Voted: For MARTIN H. ELRAD
Voted: For HOWARD L. GOLDSTEIN


PEMSTAR INC. Annual Meeting
Meeting Date: 08/04/2005 for holders as of 06/20/2005
Exchange Ticker Symbol: PMTR
CUSIP: 706552- 106
DIRECTORS:
Voted: For all nominees.
For KENNETH E. HENDRICKSON
For THOMAS A. BURTON
For MICHAEL ODRICH
Proposal(s):
02 . RATIFICATION OF APPOINTMENT OF GRANT THORNTON LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
MARCH 31, 2006.
Voted: For This Proposal.


PMA CAPITAL CORPORATION Annual Meeting
Meeting Date: 05/09/2006 for holders as of 03/17/2006
Exchange Ticker Symbol: PMACA
CUSIP: 693419-202
01. DIRECTOR(S):
Voted: For VINCENT T. DONNELLY
Voted: For JAMES F. MALONE
Voted: For JOHN D. ROLLINS
Voted: For L.J. ROWELL, JR.
02. RATIFICATION OF BEARD MILLER COMPANY LLP AS INDEPENDENT AUDITORS
FOR 2006
Voted: For This Proposal.


PNM RESOURCES, INC. Annual Meeting
Meeting Date: 05/16/2006 for holders as of 03/27/2006
Exchange Ticker Symbol: PNM
CUSIP: 69349H-107
01. DIRECTOR(S):
Voted: For ADELMO E. ARCHULETA
Voted: For JULIE A. DOBSON
Voted: For WOODY L. HUNT
Voted: For CHARLES E. MCMAHEN
Voted: For MANUEL T. PACHECO
Voted: For ROBERT M. PRICE
Voted: For BONNIE S. REITZ
Voted: For JEFFRY E. STERBA
Voted: For JOAN B. WOODARD
02. APPROVE THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT PUBLIC ACCOUNTANTS FOR 2006.
Voted: For This Proposal.
03. APPROVE AMENDMENT TO THE RESTATED ARTICLES OF INCORPORATION OF PNM RESOURCES, INC.
Voted: For This Proposal.


POPE & TALBOT, INC. Annual Meeting
Meeting Date: 05/11/2006 for holders as of 03/13/2006
Exchange Ticker Symbol: POP
CUSIP: 732827-100
01. DIRECTOR(S):
Voted: For GORDON P. ANDREWS
Voted: For DAVID J. BARRAM
Voted: For PETER T. POPE
02. THE PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP TO CONTINUE
AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR
THE YEAR 2006.
Voted: For This Proposal.


PROSPECT ENERGY CORPORATION Annual Meeting
Meeting Date: 11/21/2005 for holders as of 09/23/2005
Exchange Ticker Symbol: PSEC
CUSIP: 74348T- 102
DIRECTORS:
Voted: For all nominees.
For  ROBERT A. DAVIDSON
For  WALTER V.E. PARKER
Proposal(s):
02 . THE RATIFICATION OF THE SELECTION OF BDO SEIDMAN, LLP AS THE
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR PROSPECT ENERGY
CORPORATION FOR THE FISCAL YEAR ENDING JUNE 30, 2006.
Voted: For This Proposal.


PXRE GROUP LTD. Special Meeting
Meeting Date: 11/18/2005 for holders as of 10/14/2005
Exchange Ticker Symbol: PXT
CUSIP: G73018- 106
Proposal(s):
01 . PROPOSAL TO INCREASE THE AUTHORIZED SHARE CAPITAL FROM $60,000,000 TO $360,000,000 BY THE CREATION OF AN ADDITIONAL 300,000,000 COMMON SHARES, PAR VALUE $1.00 PER SHARE RANKING PARI PASSU WITH THE EXISTING COMMON SHARES.
Voted: For This Proposal.
02 . PROPOSAL TO APPROVE THE EXCHANGE OF PERPETUAL PREFERRED SHARES INTO COMMON SHARES.
Voted: For This Proposal.
03 . PROPOSAL TO INCREASE THE AUTHORIZED SHARE CAPITAL BY $20,000,000 BY THE CREATION OF AN ADDITIONAL 20,000,000 PREFERRED SHARES,
PAR VALUE $1.00 PER SHARE, RESULTING IN AN INCREASE IN THE AUTHORIZED SHARE CAPITAL TO $380,000,000 IF PROPOSALS 1 AND 3 ARE APPROVED, OR $80,000,000 IF ONLY PROPOSAL 3 IS APPROVED.
Voted: Against This Proposal.
04 . PROPOSAL TO DIVIDE 30,000,000 OF PXRE GROUP'S 300,000,000 NEWLY AUTHORIZED COMMON SHARES INTO CLASS A COMMON SHARES, CLASS B COMMON SHARES AND CLASS C COMMON SHARES.
Voted: For This Proposal.


PXRE GROUP LTD. Annual Meeting
Meeting Date: 05/09/2006 for holders as of 03/28/2006
Exchange Ticker Symbol: PXT
CUSIP: G73018-106
01. DIRECTOR(S):
Voted: Withhold  MURAL JOSEPHSON
Voted: Withhold  PHILIP R. MCLOUGHLIN
02. TO APPROVE THE RECOMMENDATION OF THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS THAT KPMG LLP BE REAPPOINTED AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006, AND TO REFER THE DETERMINATION OF THE INDEPENDENT AUDITORS' REMUNERATION TO THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS.
Voted: For This Proposal.
03. TO APPROVE CERTAIN AMENDMENTS TO THE COMPANY'S BYE-LAWS.
Voted: For This Proposal.
04. TO APPROVE THE REDUCTION OF THE COMPANY'S SHARE PREMIUM ACCOUNT FROM $550.0 MILLION TO ZERO AND CREDIT THE AMOUNT SO REDUCED TO THE COMPANY'S CONTRIBUTED SURPLUS.
Voted: For This Proposal.


QUAKER FABRIC CORPORATION Annual Meeting
Meeting Date: 05/25/2006 for holders as of 04/11/2006
Exchange Ticker Symbol: QFAB
CUSIP: 747399-103
01. DIRECTOR(S):
Voted: For SANGWOO AHN
Voted: For LARRY A. LIEBENOW
Voted: For JERRY I. PORRAS
Voted: For ERIBERTO R. SCOCIMARA


QUANTA CAPITAL HOLDINGS LTD. Annual Meeting
Meeting Date: 06/07/2006 for holders as of 04/18/2006
Exchange Ticker Symbol: QNTA
CUSIP: G7313F-106
01. DIRECTOR(S):
Voted: For JAMES J. RITCHIE
Voted: For MICHAEL J. MURPHY
Voted: For ROBERT LIPPINCOTT III
Voted: For ROLAND C. BAKER
Voted: For NIGEL W. MORRIS
Voted: For W. RUSSELL RAMSEY
Voted: For ROBERT B. SHAPIRO
02. REALLOCATION OF $656.9 MILLION FROM SHARE PREMIUM ACCOUNT FOR BERMUDA COMPANY LAW PURPOSES TO CONTRIBUTED SURPLUS ACCOUNT.
Voted: For This Proposal.
03. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM: TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP TO ACT AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.
Voted: For This Proposal.


RELIANT ENERGY, INC. Annual Meeting
Meeting Date: 05/19/2006 for holders as of 03/22/2006
Exchange Ticker Symbol: RRI
CUSIP: 75952B-105
01. DIRECTOR(S):
Voted: Withhold  JOEL V. STAFF
Voted: Withhold  KIRBYJON H. CALDWELL
Voted: Withhold  STEVEN L. MILLER
02. PROPOSAL TO RATIFY KPMG LLP AS RELIANT ENERGY, INC.'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006
Voted: For This Proposal.
03. STOCKHOLDER PROPOSAL REGARDING THE ELIMINATION OF A CLASSIFIED BOARD OF DIRECTORS
[This proposal was not opposed by the board, which did not make any voting recommendation to stockholders.]
Voted: For This Proposal.


ROYAL GROUP TECHNOLOGIES LIMITED Annual Meeting
Meeting Date: 06/27/2006 for holders as of 05/26/2006
Exchange Ticker Symbol: RYG
CUSIP: 779915-107
01. ELECTION OF DIRECTORS FOR ALL OF THE NOMINEES LISTED IN THE
MANAGEMENT PROXY CIRCULAR.
Voted: For This Proposal.
02. THE APPOINTMENT OF KPMG LLP AS AUDITORS AND THE AUTHORIZATION
OF THE DIRECTORS TO FIX THEIR REMUNERATION.
Voted: For This Proposal.


RYERSON INC. Annual Meeting
Meeting Date: 05/09/2006 for holders as of 03/13/2006
Exchange Ticker Symbol: RYI
CUSIP: 78375P-107
01. DIRECTOR(S):
Voted: For JAMESON A. BAXTER
Voted: For RICHARD G. CLINE
Voted: For RUSSELL M. FLAUM
Voted: For JAMES A. HENDERSON
Voted: For GREGORY P. JOSEFOWICZ
Voted: For DENNIS J. KELLER
Voted: For M. MILLER DE LOMBERA
Voted: For NEIL S. NOVICH
Voted: For JERRY K. PEARLMAN
Voted: For ANRE D. WILLIAMS
02. TO RATIFY SELECTION OF PRICEWATERHOUSECOOPERS LLP AS RYERSON'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2006.
Voted: For This Proposal.
03. TO APPROVE PERFORMANCE MEASURES AND AMENDED LIMITS ON
PERFORMANCE-BASED AWARDS IN THE RYERSON 2002 INCENTIVE STOCK PLAN
TO QUALIFY PERFORMANCE-BASED COMPENSATION UNDER THE PLAN AS
TAX-DEDUCTIBLE BY THE COMPANY.
Voted: Abstain This Proposal.


SCPIE HOLDINGS INC. Annual Meeting
Meeting Date: 06/22/2006 for holders as of 04/28/2006
CUSIP: 78402P- 104
Exchange Ticker Symbol: SKP
01. DIRECTOR(S):
Voted: For KAJ AHLMANN
Voted: For JOSEPH STILWELL  (1)
Voted: For ELIZABETH A. MURPHY
[ (1) REGISTRANT SUBSTITUTED JOSEPH STILWELL FOR WILLIS T. KING ON THE ISSUER S WHITE PROXY.]
02. TO RATIFY SELECTION OF ERNST & YOUNG LLP AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2006.
Voted: For This Proposal.
03. TO CONSIDER AND VOTE UPON GRANTING DISCRETION TO PROXIES WITH RESPECT TO ANY MOTION TO ADJOURN OR POSTPONE THE MEETING TO ANOTHER TIME AND DATE IF SUCH ACTION IS NECESSARY TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF ITEMS 1 OR 2.
Voted: Against This Proposal.


SHOPKO STORES, INC. Special Meeting
Meeting Date: 09/14/2005 for holders as of 08/01/2005
Exchange Ticker Symbol: SKO
CUSIP: 824911- 101
Proposal(s):
01 . APPROVE THE AGREEMENT AND PLAN OF MERGER, DATED AS OF
APRIL 7, 2005, BY AND AMONG BADGER RETAIL HOLDING, INC., BADGER
ACQUISITION CORP. AND SHOPKO STORES, INC.
Voted: Against This Proposal.
02 . ADJOURN THE SPECIAL MEETING IF NECESSARY OR APPROPRIATE TO PERMIT FURTHER SOLICITATION OF PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE AGREEMENT AND PLAN OF MERGER.
Voted: Against This Proposal.


SHOPKO STORES, INC. Special Meeting
Meeting Date: 10/10/2005
Exchange Ticker Symbol: SKO
CUSIP: 824911- 101
Proposal(s):
01 . APPROVE THE AGREEMENT AND PLAN OF MERGER, DATED AS OF APRIL 7, 2005, AND AS AMENDED ON SEPTEMBER 9, 2005, BY AND AMONG BADGER RETAIL
HOLDING, INC., BADGER ACQUISITION CORP. AND SHOPKO STORES, INC.
Voted: Against This Proposal.
02 . ADJOURN THE SPECIAL MEETING IF NECESSARY OR APPROPRIATE TO PERMIT FURTHER SOLICITATION OF PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT
THE TIME OF THE SPECIAL MEETING TO APPROVE THE AGREEMENT AND PLAN OF
MERGER.
Voted: Against This Proposal.


SHOPKO STORES, INC. Special Meeting
Meeting Date: 10/17/2005 for holders as of 08/01/2005
Exchange Ticker Symbol: SKO
CUSIP: 824911- 101
Proposal(s):
01 . APPROVE THE AGREEMENT AND PLAN OF MERGER, DATED AS OF APRIL 7, 2005 AND AS AMENDED ON SEPTEMBER 9, 2005, BY AND AMONG BADGER RETAIL
HOLDING, INC., BADGER ACQUISITION CORP. AND SHOPKO STORES, INC.
Voted: Against This Proposal.
02 . ADJOURN THE SPECIAL MEETING IF NECESSARY OR APPROPRIATE TO PERMIT FURTHER SOLICITATION OF PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT
THE TIME OF THE SPECIAL MEETING TO APPROVE THE AGREEMENT AND PLAN OF MERGER, AS AMENDED.
Voted: Against This Proposal.


SHOPKO STORES, INC. Special Meeting
Meeting Date: 12/23/2005 for holders as of 11/04/2005
Exchange Ticker Symbol: SKO
CUSIP: 824911- 101
Proposal(s):
01 . APPROVE THE AGREEMENT AND PLAN OF MERGER, DATED AS OF
OCTOBER 18, 2005, AS AMENDED, BY AND AMONG SKO GROUP HOLDING CORP., SKO ACQUISITION CORP. AND SHOPKO STORES, INC.
Voted: For This Proposal.
02 . ADJOURN THE SPECIAL MEETING IF NECESSARY OR APPROPRIATE TO PERMIT FURTHER SOLICITATION OF PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE AGREEMENT AND PLAN OF MERGER, AS AMENDED.
Voted: For This Proposal.


SPECIALTY UNDERWRITERS' ALLIANCE, INC. Annual Meeting
Meeting Date: 05/02/2006 for holders as of 03/31/2006
Exchange Ticker Symbol: SUAI
CUSIP: 84751T-309
01. DIRECTOR(S):
Voted: For COURTNEY C. SMITH
Voted: For PETER E. JOKIEL
Voted: For ROBERT E. DEAN
Voted: For RAYMOND C. GROTH
Voted: For ROBERT H. WHITEHEAD
Voted: For RUSSELL E. ZIMMERMANN
Voted: For PAUL A. PHILP
02. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS
INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.
Voted: For This Proposal.


SUPERIOR INDUSTRIES INTERNATIONAL, INC. Annual Meeting
Meeting Date: 05/12/2006 for holders as of 03/27/2006
Exchange Ticker Symbol: SUP
CUSIP: 868168-105
01. DIRECTOR(S):
Voted: For JACK H. PARKINSON
Voted: For PHILIP W. COLBURN
Voted: For R. JEFFREY ORNSTEIN


SWS GROUP, INC. Annual Meeting
Meeting Date: 11/29/2005 for holders as of 09/30/2005
Exchange Ticker Symbol: SWS
CUSIP: 78503N- 107
DIRECTORS:
Voted: For all nominees.
For  DON A. BUCHHOLZ
For  DONALD W. HULTGREN
For  BRODIE L. COBB
For  LARRY A. JOBE
For  R. JAN LECROY
For  FREDERICK R. MEYER
For  JON L. MOSLE, JR.


TANDY BRANDS ACCESSORIES, INC. Annual Meeting
Meeting Date: 10/18/2005 for holders as of 09/07/2005
Exchange Ticker Symbol: TBAC
CUSIP: 875378- 101
DIRECTORS:
Voted: For all nominees.
For  MR. J.S.B. JENKINS
For  MR. GEORGE C. LAKE
Proposal(s):
02 . TO APPROVE THE AMENDMENT TO THE TANDY BRANDS ACCESSORIES, INC. STOCK PURCHASE PROGRAM.
Voted: For This Proposal.


TECHNOLOGY SOLUTIONS COMPANY Special Meeting
Meeting Date: 10/14/2005 for holders as of 09/01/2005
Exchange Ticker Symbol: TSCC
CUSIP: 87872T- 108
Proposal(s):
01 . THE AMENDMENT PROVIDES FOR (I) A REVERSE STOCK SPLIT TO BE ACCOMPLISHED THROUGH A RECLASSIFICATION AND COMBINATION OF THE OUTSTANDING SHARES OF TSC'S COMMON STOCK INTO A LESSER NUMBER OF SHARES, AT A RATIO OF ONE-FOR-TWENTY, AND (II) A REDUCTION IN THE NUMBER OF AUTHORIZED SHARES OF TSC'S COMMON STOCK FROM 100 MILLION TO 20 MILLION.
Voted: For This Proposal.


TECHNOLOGY SOLUTIONS COMPANY Annual Meeting
Meeting Date: 05/11/2006 for holders as of 03/16/2006
Exchange Ticker Symbol: TSCC
CUSIP: 87872T-207
01. DIRECTOR(S):
Voted: For RAYMOND P. CALDIERO
Voted: For CARL F. DILL, JR.
Voted: For PAULA KRUGER
Voted: For GERALD LUTERMAN
Voted: For JOHN R. PURCELL
02. PROPOSAL TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS THE COMPANY S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING
DECEMBER 31, 2006.
Voted: For This Proposal.


TERRA INDUSTRIES INC. Annual Meeting
Meeting Date: 05/02/2006 for holders as of 03/01/2006
Exchange Ticker Symbol: TRA
CUSIP: 880915-103
01. DIRECTOR(S):
Voted: For M.O. HESSE
Voted: For H.R. SLACK
02. RATIFICATION OF AUDIT COMMITTEE S SELECTION OF DELOITTE &
TOUCHE LLP AS INDEPENDENT ACCOUNTANTS FOR 2006.
Voted: For This Proposal.


USEC INC. Annual Meeting
Meeting Date: 04/25/2006 for holders as of 03/01/2006
Exchange Ticker Symbol: USU
CUSIP: 90333E-108
01. DIRECTOR(S):
Voted: Withhold  JAMES R. MELLOR
Voted: Withhold  MICHAEL H. ARMACOST
Voted: Withhold  JOYCE F. BROWN
Voted: Withhold  JOHN R. HALL
Voted: Withhold  W. HENSON MOORE
Voted: Withhold  JOSEPH F. PAQUETTE, JR.
Voted: Withhold  JOHN K. WELCH
Voted: Withhold  JAMES D. WOODS
02. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS
USEC S INDEPENDENT AUDITORS FOR 2006.
Voted: For This Proposal.


VILLAGE SUPER MARKET, INC. Annual Meeting
Meeting Date: 12/09/2005 for holders as of 10/07/2005
Exchange Ticker Symbol: VLGEA
CUSIP: 927107- 409
DIRECTORS:
Voted: For all nominees.
For  JAMES SUMAS
For  PERRY SUMAS
For  ROBERT SUMAS
For  WILLIAM SUMAS
For  JOHN SUMAS
For  JOHN J. MCDERMOTT
For  STEVEN CRYSTAL
For  DAVID C. JUDGE
Proposal(s):
02 . APPROVAL OF KPMG LLP, TO BE THE INDEPENDENT AUDITORS OF THE
COMPANY FOR FISCAL 2006
Voted: For This Proposal.


WINTHROP REALTY TRUST INC. Annual Meeting
Meeting Date: 05/16/2006 for holders as of 03/31/2006
Exchange Ticker Symbol: FUR
CUSIP: 976391-102
01. DIRECTOR(S):
Voted: For MICHAEL L. ASHNER
Voted: For ARTHUR BLASBERG, JR.
Voted: For TALTON EMBRY
Voted: For BRUCE R. BERKOWITZ
Voted: For PETER BRAVERMAN
Voted: For HOWARD GOLDBERG
02. APPROVAL OF THE APPOINTMENT OF AUDITORS AS SET FORTH IN THE
ACCOMPANYING PROXY STATEMENT.
Voted: For This Proposal.